Prepayments, Deposits and Other Current Assets (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022
Prepayment, Receivables and Other Current Assets [Line Items]
Contract period, description	Prepaid marketing fees are amortized during the contract periods which are within 1 year.
Equity transfer received amount	$ 841,893	$ 830,358	¥ 6,000,000
Fuzhou Fumao [Member]
Prepayment, Receivables and Other Current Assets [Line Items]
Ownership percentage				20.00%